Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Mar. 04, 2025
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust
CIK	dei_EntityCentralIndexKey	0000822977
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 04, 2025
Effective Date	dei_DocumentEffectiveDate	Mar. 04, 2025
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A